Investments in Associates and Joint Ventures - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Y-GEN I and Y-GEN II - Investment in Associates and Joint Ventures [Line Items]
Description of contract maturity term for sale of offered energy	Between 5 and 10 years
YPF EE [member]
Y-GEN I and Y-GEN II - Investment in Associates and Joint Ventures [Line Items]
Percentage of shareholding owned	66.67%
Guayama PR Holdings of the General Electric Group [member]
Y-GEN I and Y-GEN II - Investment in Associates and Joint Ventures [Line Items]
Percentage of shareholding owned	33.33%